EQUITRUST LIFE INSURANCE COMPANY
EquiTrust Life Annuity Account II
Supplement Dated June 16, 2009
to the Prospectus For
Individual Flexible Premium Deferred
Variable Annuity Contract
(Dated May 1, 2009)


This supplement updates certain information about the individual flexible premium deferred variable annuity contract (the "Contract") included in the above referenced prospectus. Please read this supplement carefully and retain it with your Contract prospectus for future reference.

Annual Administrative Charge
Annual Administrative Charge Waiver

Effective July 1, 2009, we will increase the current charge for the Annual Administrative Charge to $45 for all Contracts. The guaranteed maximum charge will remain unchanged and the same for all Contracts.

Effective July 1, 2009, we will increase the amount of the initial premium payment and Accumulated Value necessary for a waiver of the Annual Administrative Charge from $40,000 to $100,000 for all Contracts.

On page 5, in the section entitled "FEE TABLES," the following table sets forth the new current charge for the Annual Administrative Charge as follows:

				     Guaranteed
Periodic Charges		   Maximum Charge	Current Charge

Annual Administrative Charge(3)	         $45	              $45


(3) We currently deduct an Annual Administrative Charge of $45 on the Contract Date and on each Contract Anniversary prior to the Retirement Date.

On page 10, in the section entitled, "CHARGES AND DEDUCTIONS," the paragraph is amended to read as follows:

Annual Administrative Charge. We deduct an Annual Administrative Charge of $45 on the Contract Date and on each Contract Anniversary prior to the Retirement Date (see "CHARGES AND DEDUCTIONS-Annual Administrative Charge"). We currently waive this charge:

* on the Contract Date with an initial premium payment of $100,000 or greater;
  or
* if your Accumulated Value is $100,000 or greater on your most recent Contract Anniversary.

We may terminate or modify this waiver at any time.

On page 38, in the section entitled, "Annual Administrative Charge," the paragraph is amended to read as follows:

Annual Administrative Charge

We apply an Annual Administrative Charge of $45 on the Contract Date and on each Contract Anniversary prior to the Retirement Date. This charge is guaranteed not to exceed $45. We deduct this charge from your Accumulated Value and use it to reimburse us for administrative expenses relating to your Contract. We will make the withdrawal from each Subaccount and the Declared Interest Option based on the proportion that each Subaccount's and the Declared Interest Option's value bears to the total Accumulated Value. We do not assess this charge during the annuity payment period. We currently waive the Annual Administrative Charge:

* on the Contract Date with an initial premium payment of $100,000 or greater;
  or
* if your Accumulated Value is $100,000 or greater on your most recent Contract Anniversary.

We may terminate or modify this waiver at any time.


If you have any questions regarding this supplement, please contact the Company at 1-800-247-4170 or contact your registered representative.

et2










EQUITRUST LIFE INSURANCE COMPANY
EquiTrust Life Annuity Account II
Supplement Dated June 16, 2009
to the Prospectus For
Individual Flexible Premium Deferred
Variable Annuity Contract
(Dated May 1, 2009)


This supplement updates certain information about the individual flexible premium deferred variable annuity contract (the "Contract") included in the above referenced prospectus. Please read this supplement carefully and retain it with your Contract prospectus for future reference.

Annual Administrative Charge
Annual Administrative Charge Waiver

Effective July 1, 2009, we will increase current charge for the Annual Administrative Charge to $45 for all Contracts. The guaranteed maximum charge will remain unchanged and the same for all Contracts.

Effective July 1, 2009, we will increase the amount of the initial premium payment and Accumulated Value necessary for a waiver of the Annual Administrative Charge from $50,000 to $100,000 for all Contracts.

On page 5, in the section entitled "FEE TABLES," the following table sets forth the new current charge for the Annual Administrative Charge as follows:

				     Guaranteed
Periodic Charges		   Maximum Charge	Current Charge

Annual Administrative Charge(3)	         $45	              $45


(3) We currently deduct an Annual Administrative Charge of $45 on the Contract Date and on each Contract Anniversary prior to the Retirement Date.


On page 9, in the section entitled, "CHARGES AND DEDUCTIONS," the paragraph is amended to read as follows:

Annual Administrative Charge. We deduct an Annual Administrative Charge of $45 on the Contract Date and on each Contract Anniversary prior to the Retirement Date (see "CHARGES AND DEDUCTIONS-Annual Administrative Charge"). We currently waive this charge:

* on the Contract Date with an initial premium payment of $100,000 or greater;
  or
* if your Accumulated Value is $100,000 or greater on your most recent Contract Anniversary.

We may terminate or modify this waiver at any time.

On page 33, in the section entitled, "Annual Administrative Charge," the paragraph is amended to read as follows:

Annual Administrative Charge

We apply an Annual Administrative Charge of $45 on the Contract Date and on each Contract Anniversary prior to the Retirement Date. This charge is guaranteed not to exceed $45. We deduct this charge from your Accumulated Value and use it to reimburse us for administrative expenses relating to your Contract. We will make the withdrawal from each Subaccount and the Declared Interest Option based on the proportion that each Subaccount's and the Declared Interest Option's value bears to the total Accumulated Value. We do not assess this charge during the annuity payment period.

We currently waive the Annual Administrative Charge:

* on the Contract Date with an initial premium payment of $100,000 or greater;
  or
* if your Accumulated Value is $100,000 or greater on your most recent Contract Anniversary.

We may terminate or modify this waiver at any time.


If you have any questions regarding this supplement, please contact the Company at 1-800-247-4170 or contact your registered representative.


et2 CoCo